RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2014
Recently Adopted And Issued Accounting Pronouncements [Abstract]
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NOTE 2 – Recently adopted and issued accounting pronouncements:

In July 2013, the Financial Accounting Standards Board issued guidance that requires that a non-recognized tax benefit be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. This net presentation is required unless a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset to settle any additional income tax that would result from the disallowance of the unrecognized tax benefit. Teva's adoption of this standard, commencing January 1, 2014, did not have a material impact on its consolidated financial statements.